Document and Entity Information	Oct. 26, 2026
Entity Addresses [Line Items]
Entity Address, Address Line One	12 Greenway Plaza
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
Entity Registrant Name	INTERNATIONAL BATTERY METALS LTD.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001786318
Document Period End Date	Oct. 26, 2026
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	333-286616
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
City Area Code	832
Local Phone Number	683-8839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
TSX Venture Exchange
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	IBAT
OTCQB
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	IBATF